Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [abstract]
Goodwill	€ 27,644	€ 27,174	€ 26,911
Other intangible assets	14,737	14,073	14,339
Property, plant and equipment	28,423	27,693	26,665
Right-of-use assets	6,263	6,347
Interests in associates and joint ventures	103	104	77
Non-current financial assets related to Orange Bank activities	1,259	1,617	1,464
Non-current financial assets	1,208	2,282	2,247
Non-current derivatives assets	562	263	213
Other non-current assets	125	129	110
Deferred tax assets	992	1,366	1,586
Total non-current assets	81,316	74,701	73,612
Inventories	906	965	827
Trade receivables	5,320	5,295	5,175
Other customer contract assets	1,209	1,166	1,204
Current financial assets related to Orange Bank activities	3,095	3,075	3,275
Current financial assets	4,766	2,748	2,686
Current derivatives assets	12	139	34
Other current assets	1,258	1,152	1,094
Operating taxes and levies receivables	1,090	1,027	1,045
Current tax assets	120	119	132
Prepaid expenses	730	571	455
Cash and cash equivalents	6,481	5,634	5,810
Total current assets	24,987	21,891	21,737
Total assets	106,303	96,592	95,349
Equity and liabilities [abstract]
Share capital	10,640	10,640	10,640
Share premiums and statutory reserve	16,859	16,859	16,859
Subordinated notes	5,803	5,803	5,803
Retained earnings	(1,575)	(2,633)	(2,327)
Equity attributable to the owners of the parent company	31,727	30,669	30,975
Non controlling interests	2,688	2,580	2,537
Total equity	34,416	33,249	33,512
Non-current financial liabilities	33,148	26,749	26,293
Non-current derivatives liabilities	487	775	1,002
Non-current lease liabilities	5,225
Non-current fixed assets payable	817	612	610
Non-current financial liabilities related to Orange Bank activities	0
Non-current employee benefits	2,554	2,823	2,674
Non-current dismantling provision	810	765	774
Non-current restructuring provision	96	230	251
Other non-current liabilities	353	462	521
Deferred tax liabilities	703	631	655
Total non-current liabilities	44,192	33,047	32,780
Current financial liabilities	3,925	7,270	6,030
Current derivatives liabilities	22	133	34
Current lease liabilities	1,267
Current fixed assets payable	2,848	2,835	3,046
Trade payables	6,682	6,736	6,527
Customer contract liabilities	2,093	2,002	2,021
Current financial liabilities related to Orange Bank activities	4,279	4,835	4,941
Current employee benefits	2,261	2,392	2,448
Current dismantling provision	15	11	15
Current restructuring provision	120	159	126
Other current liabilities	2,095	1,788	1,935
Operating taxes and levies payables	1,287	1,322	1,262
Current tax payables	748	755	596
Deferred income	51	58	76
Total current liabilities	27,695	30,296	29,057
Liabilities related to assets held for sale	0
Total equity and liabilities	€ 106,303	€ 96,592	€ 95,349